6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank And Federal Reserve Bank Borrowings
Loans pledged as collateral to the FHLB	$ 140,000	$ 137,500
FHLB stock owned	982	978
Carrying value of loans pledged as collateral to the FHLB	442,600	408,500
Availability under the line of credit with the FRB	$ 335,800	$ 315,200